SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-lived Assets by Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 7,205	$ 4,231
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	790	307
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	166	12
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets
Asia and others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long lived assets	$ 6,249	$ 3,912